Operating Segments (Details) - Schedule of Segments by Geographical Areas - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of Segments by Geographical Areas [Line Items]
Revenues	S/ 4,301,475	S/ 4,405,124	S/ 4,141,398
Non-current assets	3,115,709	3,129,323	3,016,978
Peru [Member]
Operating Segments (Details) - Schedule of Segments by Geographical Areas [Line Items]
Revenues	3,132,541	3,544,465	3,284,673
Non-current assets	2,923,737	2,911,954	2,752,560
Chile [Member]
Operating Segments (Details) - Schedule of Segments by Geographical Areas [Line Items]
Revenues	557,785	708,996	750,565
Non-current assets	114,889	151,328	165,652
Colombia [Member]
Operating Segments (Details) - Schedule of Segments by Geographical Areas [Line Items]
Revenues	611,149	151,663	106,160
Non-current assets	S/ 77,083	S/ 66,041	S/ 98,766